FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Value Amounts (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 1,344.2	$ 1,910.9
Financial Liabilities	1,092.3	1,104.7
Carrying amount | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	499.5	460.4
Carrying amount | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	20.5	20.5
Carrying amount | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21.1	20.6
Carrying amount | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	4.2	58.6
Carrying amount | Remediation trust fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	98.0	111.6
Carrying amount | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	8.0	1.9
Fair value | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	533.2	509.5
Fair value | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	22.3	22.8
Fair value | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21.4	21.7
Fair value | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	4.2	58.6
Fair value | Remediation trust fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	98.0	111.6
Fair value | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	8.0	1.9
Fair value | Quoted prices in active markets (Level 1) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Quoted prices in active markets (Level 1) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Quoted prices in active markets (Level 1) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Quoted prices in active markets (Level 1) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Quoted prices in active markets (Level 1) | Remediation trust fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	98.0	111.6
Fair value | Quoted prices in active markets (Level 1) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0	0.0
Fair value | Significant other observable inputs (Level 2) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	533.2	509.5
Fair value | Significant other observable inputs (Level 2) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	22.3	22.8
Fair value | Significant other observable inputs (Level 2) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	21.4	21.7
Fair value | Significant other observable inputs (Level 2) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	4.2	58.6
Fair value | Significant other observable inputs (Level 2) | Remediation trust fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0	0.0
Fair value | Significant other observable inputs (Level 2) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	8.0	1.9
Fair value | Significant unobservable inputs (Level 3) | U.S. dollar denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Significant unobservable inputs (Level 3) | Cdn dollar term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Significant unobservable inputs (Level 3) | U.K. pound sterling denominated term notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Significant unobservable inputs (Level 3) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Liabilities	0.0	0.0
Fair value | Significant unobservable inputs (Level 3) | Remediation trust fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	0.0	0.0
Fair value | Significant unobservable inputs (Level 3) | Fair value of risk management contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial Assets	$ 0.0	$ 0.0